Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 2,622	$ 1,191	$ 2,795	$ 1,165
Provision for credit losses
Originations	153	413	360	479
Maturities	(268)	(76)	(572)	(172)
Changes in risk, parameters and exposures	(28)	1,323	58	1,455
Write-offs	(51)	(82)	(149)	(136)
Recoveries	15	15	27	28
Exchange rate and other	(132)	6	(208)	(29)
Balance at end of period	2,311	2,790	2,311	2,790
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	895	300	995	281
Provision for credit losses
Transfers to Stage 1	126	39	255	66
Transfers to Stage 2	(40)	(37)	(87)	(45)
Transfers to Stage 3	(1)	(1)	(2)	(2)
Originations	153	413	360	479
Maturities	(133)	(34)	(298)	(77)
Changes in risk, parameters and exposures	(194)	555	(401)	538
Exchange rate and other	(42)	11	(58)	6
Balance at end of period	764	1,246	764	1,246
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,145	407	1,132	396
Provision for credit losses
Transfers to Stage 1	(123)	(38)	(252)	(64)
Transfers to Stage 2	52	37	113	46
Transfers to Stage 3	(22)	(27)	(37)	(45)
Maturities	(135)	(42)	(274)	(95)
Changes in risk, parameters and exposures	163	463	420	562
Exchange rate and other	(56)	7	(78)	7
Balance at end of period	1,024	807	1,024	807
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	582	484	668	488
Provision for credit losses
Transfers to Stage 1	(3)	(1)	(3)	(2)
Transfers to Stage 2	(12)	0	(26)	(1)
Transfers to Stage 3	23	28	39	47
Changes in risk, parameters and exposures	3	305	39	355
Write-offs	(51)	(82)	(149)	(136)
Recoveries	15	15	27	28
Exchange rate and other	(34)	(12)	(72)	(42)
Balance at end of period	$ 523	$ 737	$ 523	$ 737